Administrative Expenses - Summary of Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee benefits expenses:
Share-based payments expense	$ 6,128	$ 5,085	$ 5,835
Depreciation of:
Right-of-use assets	84	84	84
Loss on disposal of non-current assets	3
Total administrative expenses	29,076	15,778	21,582
Administrative Expenses [Member]
Employee benefits expenses:
Salaries and fees	5,662	3,946	2,518
Severance	3,450
Cash bonuses	1,768	708	821
Superannuation	223	120	167
Share-based payments expense	5,245	3,785	3,926
Total employee benefits expense	16,348	8,559	7,432
Other expenses:
Insurance	1,413	1,669	2,290
Investor relations costs	602	383	451
Audit and accounting	833	526	337
Travel expenses	508	744	581
Payroll tax	408	187	132
Legal fees	2,961	1,304	1,330
Advisory fees	156	8	6,084
Consultancy costs	2,432	709	1,389
Other expenses	3,324	1,586	1,455
Total other expenses	12,637	7,116	14,049
Depreciation of:
Equipment and furniture	7	19	17
Right-of-use assets	84	84	84
Total depreciation expense	$ 91	$ 103	$ 101